Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Amortization Of Deferred Sales Commissions	kr 571	kr (457)
2025 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	67.00%
2026 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	17.00%
2027 and beyond [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	16.00%